Note I - Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2016	$29,203	$7,882	$37,085
2015	$20,028	$3,918	$23,946

Schedule of Maturities of Long-term Debt [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2017	$5,564	$2,061	$7,625
2018	2,313	2,140	4,453
2019	2,210	1,218	3,428
2020	2,083	519	2,602
2021	1,832	541	2,373
Thereafter	15,201	1,403	16,604
	$29,203	$7,882	$37,085